OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND OTHER CURRENT LIABILITIES

	December 31, 2024	December 31, 2025
	RMB	RMB

Tax payables	72,991	75,308
Deferred revenue	26,728	52,393
Accrued service fee for professional and office support	54,224	48,323
Accrued service fee for transaction support	26,940	26,626
Deposits	30,155	24,510
Accrued salaries and benefits	16,991	24,304
Consideration payable to WeBank, current (Note 9)	29,302	21,314
Accrued advertising expenses	23,708	10,913
Interest payable	1,204	3,028
Others	24,148	4,619
	306,391	291,338